COMMITMENTS, CONTINGENCIES AND CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of summary of the notional or contractual amounts of financial instruments, primarily variable rate, with off-balance-sheet risk
				Range of Rates
	Variable Rate	Fixed Rate	Total	on Fixed Rate
	Commitments	Commitments	Commitments	Commitments
	2015
Commitments to extend credit	$43,735,051	$36,533,191	$80,268,242	3.00% - 18.00%
Standby letters of credit	1,726,114	49,000	1,775,114	4.00% - 6.00%

	2014
Commitments to extend credit	$34,570,790	$24,254,679	$58,825,469	3.00% - 18.00%
Standby letters of credit	1,361,322	300,765	1,662,087	3.50% - 6.00%